INCOME TAXES - Components of the Provision for the Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Current income tax expense :
Current year	$ 36.2	$ 56.7
Prior years' tax adjustments	19.4	(2.7)
Deferred income tax expense:
Tax benefit not previously recognized used to reduce the deferred tax expense	(0.5)	(6.8)
Origination and reversal of temporary differences	22.4	51.5
Income tax expense	$ 77.5	$ 98.7